Annual Total Returns (Vanguard Pacific Stock Index Fund - Signal Shares Participant:) (Vanguard Pacific Stock Index Fund, Vanguard Pacific Stock Index Fund - Signal Shares)	18 Months Ended
Apr. 30, 2013
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Annual Total Return
2012	15.64%
2011	(13.89%)
2010	15.91%
2009	21.26%
2008	(34.26%)